S000107974 [Member] Average Annual Total Returns	12 Months Ended	55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(1.82%)
Performance Inception Date		May 25, 2021
JPMorgan EMBI Global Diversified (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	2.29%
Performance Inception Date		May 25, 2021
William Blair Emerging Income ETF
Prospectus [Line Items]
Average Annual Return, Percent	16.09%	3.58%
Performance Inception Date		May 25, 2021
William Blair Emerging Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.13%	0.98%
Performance Inception Date		May 25, 2021
William Blair Emerging Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.40%	1.50%
Performance Inception Date		May 25, 2021